Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 19, 2018	Oct. 04, 2017	Oct. 02, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of shares acquired in exchange for common stock				2,090,301
Common stock issued				35,272,626		35,272,626	31,745,242
Common stock shares outstanding				35,272,626		35,272,626	31,745,242
Accumulated deficit				$ (4,955,884)		$ (3,859,086)	$ (2,002,771)
Net loss from continuing operations				1,100,000		(1,856,315)	(1,917,066)
Net cash used in operating activities from continuing operations				(1,069,008)	$ (58,698)	(1,654,617)	(2,155,037)
Cash and cash equivalents				1,776,639	1,012,314	2,847,429	1,071,894
Money market funds				961,193		1,300,815	0
Impairment of long lived assets						$ 15,330
Lease expire date				Sep. 30, 2019
CoNCERT Pharmaceuticals, Inc [Member]
Number of shares acquired in exchange for common stock	2,090,301
Percentage of issued and outstanding common stock diluted basis	5.93%
Common stock issued	35,272,626
Common stock shares outstanding	35,272,626
Option exercised in exchange for common stock	$ 8,000,000
Percentage of common stock holdings	6.58%
Percentage of royalty	15.00%
Proceeds from royalty receivable	$ 8,000,000
Controlling interest, description	Promet’s controlling interest was reduced from 90% to 84%.
CoNCERT Pharmaceuticals, Inc [Member] | Additional Paid-In Capital [Member]
Proceeds from royalty receivable	$ 8,000,000
Parent Company [Member]
Number of shares acquired in exchange for common stock		31,745,242	222,217,112
Percentage of issued and outstanding common stock diluted basis		90.00%	90.00%
Common stock issued				35,272,626		246,907,902
Common stock shares outstanding				35,272,626		246,907,902
Option exercised in exchange for common stock		$ 1,017,342
Parent Company [Member] | CoNCERT Pharmaceuticals, Inc [Member] | Option and License Agreement [Member]
Number of shares acquired in exchange for common stock	2,090,301
Percentage of issued and outstanding common stock diluted basis	5.93%
Option exercised in exchange for common stock	$ 8,000,000
Percentage of common stock holdings	6.58%
Percentage of royalty	15.00%
Proceeds from royalty receivable	$ 8,000,000
Controlling interest, description	Promet’s controlling interest in Processa was reduced from 90% to 84%.
Parent Company [Member] | CoNCERT Pharmaceuticals, Inc [Member] | Option and License Agreement [Member] | Additional Paid-In Capital [Member]
Proceeds from royalty receivable	$ 8,000,000